Mainland China Contribution Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Contributions for employee benefits	¥ 12,972	$ 2,050	¥ 5,533	¥ 2,451